WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 81.3% (a)
Communication Services - 4.0%
Activision Blizzard, Inc.	1,290	$104,425
Alphabet, Inc. - Class A (b)	186	272,602
Alphabet, Inc. - Class C (b)	181	265,997
AT&T, Inc.	41,679	1,188,268
Comcast Corp. - Class A	33,357	1,543,095
Discovery, Inc. - Class A (b)(c)	370	8,055
Discovery, Inc. - Class C (b)	3,045	59,682
DISH Network Corp. - Class A (b)	4,670	135,570
Sirius XM Holdings, Inc.	32,160	172,378
Take-Two Interactive Software, Inc. (b)	195	32,218
The Interpublic Group of Cos., Inc.	6,480	108,022
Verizon Communications, Inc.	40,889	2,432,487
ViacomCBS, Inc. - Class B	3,145	88,091
Zillow Group, Inc. - Class A (b)	1,205	122,356
Zillow Group, Inc. - Class C (b)	1,560	158,480
		6,691,726
Consumer Discretionary - 9.9%
AutoNation, Inc. (b)	5,530	292,703
AutoZone, Inc. (b)	168	197,843
Best Buy Co., Inc.	710	79,016
Booking Holdings, Inc. (b)	309	528,600
Carnival Corp. (c)	9,881	149,994
Dollar General Corp.	546	114,452
DR Horton, Inc.	785	59,370
Ford Motor Co.	227,741	1,516,755
frontdoor, Inc. (b)	485	18,871
Garmin Ltd.	4,030	382,286
Gentex Corp.	545	14,034
Gildan Activewear, Inc.	99,515	1,957,460
Grand Canyon Education, Inc. (b)	205	16,388
Hanesbrands, Inc.	12,587	198,245
Harley-Davidson, Inc.	5,305	130,185
L Brands, Inc.	4,530	144,099
Lear Corp.	14,381	1,568,248
Lennar Corp. - Class A	6,732	549,870
Lennar Corp. - Class B	465	30,532
LKQ Corp. (b)	3,180	88,181
Lowe's Cos., Inc.	11,781	1,953,997
McDonald's Corp.	737	161,764
Mohawk Industries, Inc. (b)	8,548	834,199
Newell Brands, Inc.	57,667	989,566
Penske Automotive Group, Inc.	2,865	136,546
Polaris, Inc.	390	36,793
PulteGroup, Inc.	9,780	452,716
PVH Corp.	18,678	1,113,956
Target Corp.	2,685	422,673
Tempur Sealy International, Inc. (b)	1,270	113,271
The Home Depot, Inc.	2,605	723,435
Whirlpool Corp.	5,541	1,018,934
Williams-Sonoma, Inc.	515	46,577
Yum China Holdings, Inc.	2,292	121,361
Yum! Brands, Inc.	3,515	320,919
		16,483,839
Consumer Staples - 4.0%
Coca-Cola European Partners PLC	24,322	943,937
Colgate-Palmolive Co.	4,320	333,288
Flowers Foods, Inc.	2,570	62,528
General Mills, Inc.	115	7,093
Herbalife Nutrition Ltd. (b)	2,380	111,027
Kellogg Co.	6,593	425,842
Keurig Dr Pepper, Inc.	2,127	58,705
Kimberly-Clark Corp.	1,894	279,668
Lamb Weston Holdings, Inc.	2,540	168,326
Molson Coors Beverage Co. - Class B	21,940	736,306
Mondelez International, Inc. - Class A	3,870	222,332
PepsiCo, Inc.	1,105	153,153
Philip Morris International, Inc.	8,100	607,419
Spectrum Brands Holdings, Inc.	1,454	83,111
Sprouts Farmers Market, Inc. (b)(c)	7,590	158,859
Sysco Corp.	252	15,679
The Clorox Co.	213	44,766
The Coca-Cola Co.	8,673	428,186
The Estee Lauder Cos., Inc. - Class A	33	7,202
The Hershey Co.	180	25,801
The Procter & Gamble Co.	7,373	1,024,773
Walmart, Inc.	4,825	675,066
		6,573,067
Energy - 4.5%
Apache Corp.	2,400	22,728
Baker Hughes Co.	43,852	582,793
Cenovus Energy, Inc. (c)	49,664	193,193
Chevron Corp.	2,365	170,280
Continental Resources, Inc. (c)	2,915	35,796
Devon Energy Corp.	2,845	26,914
EOG Resources, Inc.	2,720	97,757
Exxon Mobil Corp.	30,466	1,045,898
Halliburton Co.	112,619	1,357,059
Helmerich & Payne, Inc.	2,775	40,654
Hess Corp.	21,503	880,118
National Oilwell Varco, Inc.	81,254	736,161
Occidental Petroleum Corp.	1,500	15,015
Phillips 66	19,911	1,032,186
Royal Dutch Shell PLC - Class A - ADR	32,088	807,655
Schlumberger NV	2,800	43,568
Valero Energy Corp.	10,949	474,310
		7,562,085
Financials - 20.2%
American Express Co.	13,925	1,395,981
American International Group, Inc.	62,544	1,721,836
American National Group, Inc.	785	53,011
Ameriprise Financial, Inc.	291	44,846
Annaly Capital Management, Inc.	8,520	60,662
Aon PLC - Class A (c)	6,345	1,308,974
Arch Capital Group Ltd. (b)	5,827	170,440
Arthur J Gallagher & Co.	580	61,236
Assurant, Inc.	6,063	735,503
Assured Guaranty Ltd.	2,400	51,552
Axis Capital Holdings Ltd.	16,719	736,305
Bank of America Corp.	77,500	1,866,975
Bank of Hawaii Corp.	1,130	57,088
Berkshire Hathaway, Inc. - Class B (b)	1,510	321,539
BlackRock, Inc.	868	489,161
Brighthouse Financial, Inc. (b)	1,875	50,456
Brown & Brown, Inc.	7,350	332,734
Capital One Financial Corp.	21,829	1,568,632
Cboe Global Markets, Inc.	1,405	123,275
Chubb Ltd. (c)	13,681	1,588,638
Citigroup, Inc.	32,489	1,400,601
CME Group, Inc.	443	74,118
Eaton Vance Corp.	2,370	90,415
Equitable Holdings, Inc.	58,429	1,065,745
Fidelity National Financial, Inc.	16,175	506,439
First American Financial Corp.	2,845	144,839
First Hawaiian, Inc.	5,700	82,479
Invesco Ltd.	11,660	133,041
JPMorgan Chase & Co.	38,082	3,666,154
Lazard Ltd. - Class A	4,375	144,594
M&T Bank Corp.	1,401	129,018
Markel Corp. (b)(c)	206	200,582
MetLife, Inc. (c)	32,896	1,222,744
MGIC Investment Corp.	7,995	70,836
Morgan Stanley	25,023	1,209,862
Navient Corp.	17,650	149,143
New York Community Bancorp, Inc.	83,721	692,373
Northern Trust Corp.	14,836	1,156,763
OneMain Holdings, Inc.	6,460	201,875
PacWest Bancorp	1,105	18,873
Popular, Inc.	1,225	44,431
Primerica, Inc.	525	59,399
Prosperity Bancshares, Inc.	2,810	145,642
SEI Investments Co.	7,590	384,965
Sterling Bancorp	8,510	89,525
Synchrony Financial (c)	13,454	352,091
T Rowe Price Group, Inc.	1,358	174,123
The Goldman Sachs Group, Inc.	4,820	968,675
The Hanover Insurance Group, Inc.	1,100	102,498
Truist Financial Corp. (c)	580	22,069
UBS Group AG	20,545	229,077
Unum Group	2,800	47,124
US Bancorp	43,976	1,576,540
Voya Financial, Inc.	19,584	938,661
W R Berkley Corp.	4,200	256,830
Wells Fargo & Co.	131,746	3,097,348
Western Alliance Bancorp	1,190	37,628
		33,625,964
Health Care - 11.9%
Abbott Laboratories	6,040	657,333
AbbVie, Inc.	755	66,130
Amgen, Inc.	3,178	807,720
Anthem, Inc.	1,557	418,195
Biogen, Inc. (b)	959	272,049
Bristol-Myers Squibb Co.	12,573	758,026
Bruker Corp.	2,605	103,549
Cardinal Health, Inc.	16,668	782,563
Cigna Corp.	11,548	1,956,347
CVS Health Corp.	41,616	2,430,374
Danaher Corp.	2,516	541,770
Exelixis, Inc. (b)	1,880	45,966
Gilead Sciences, Inc.	2,865	181,039
HCA Healthcare, Inc. (c)	2,750	342,870
Horizon Therapeutics PLC (b)	2,415	187,597
Humana, Inc.	986	408,096
IQVIA Holdings, Inc. (b)	50	7,881
Johnson & Johnson	19,212	2,860,283
Laboratory Corp. of America Holdings (b)	228	42,926
McKesson Corp.	10,959	1,632,124
Medtronic PLC	15,631	1,624,374
Merck & Co., Inc.	1,729	143,421
Mylan NV (b)	32,739	485,519
Pfizer, Inc.	29,279	1,074,539
Quest Diagnostics, Inc.	42	4,809
STERIS PLC	696	122,628
Thermo Fisher Scientific, Inc.	706	311,713
United Therapeutics Corp. (b)	280	28,280
UnitedHealth Group, Inc.	4,671	1,456,278
West Pharmaceutical Services, Inc.	321	88,243
Zimmer Biomet Holdings, Inc.	300	40,842
		19,883,484
Industrials - 9.4%
3M Co.	594	95,147
Alaska Air Group, Inc.	675	24,725
Allegion PLC	1,260	124,627
AMETEK, Inc.	1,900	188,860
Carrier Global Corp.	4,092	124,970
Caterpillar, Inc.	350	52,203
Cintas Corp.	1,324	440,667
Clean Harbors, Inc. (b)	1,070	59,952
CSX Corp.	690	53,592
Curtiss-Wright Corp.	2,190	204,239
Deere & Co.	6,199	1,373,884
Dover Corp.	2,283	247,340
Emerson Electric Co.	2,620	171,793
Expeditors International of Washington, Inc.	840	76,037
Fastenal Co.	2,255	101,678
Fortive Corp.	205	15,623
Fortune Brands Home & Security, Inc.	999	86,433
General Dynamics Corp.	8,347	1,155,475
General Electric Co.	296,656	1,848,167
HEICO Corp.	765	80,065
Hexcel Corp.	1,585	53,177
Honeywell International, Inc.	1,903	313,253
Illinois Tool Works, Inc.	420	81,148
Ingersoll Rand, Inc. (b)	1,215	43,254
ITT, Inc.	3,085	182,169
Mercury Systems, Inc. (b)	1,000	77,460
MSC Industrial Direct Co., Inc. - Class A	1,745	110,424
Norfolk Southern Corp.	284	60,773
nVent Electric PLC	1,855	32,815
Old Dominion Freight Line, Inc.	129	23,339
Oshkosh Corp.	210	15,435
Otis Worldwide Corp.	12,186	760,650
Parker-Hannifin Corp.	2,468	499,375
Raytheon Technologies Corp.	23,429	1,348,105
Republic Services, Inc.	1,720	160,562
Roper Technologies, Inc.	315	124,460
Stanley Black & Decker, Inc.	16,219	2,630,722
Textron, Inc.	19,535	705,018
TransUnion	330	27,763
Watsco, Inc.	169	39,358
Westinghouse Air Brake Technologies Corp.	29,071	1,798,913
Woodward, Inc.	470	37,675
WW Grainger, Inc.	80	28,542
		15,679,867
Information Technology - 6.9%
Advanced Micro Devices, Inc. (b)	205	16,808
Analog Devices, Inc.	2,445	285,429
Apple, Inc.	468	54,199
Applied Materials, Inc.	2,956	175,734
Arrow Electronics, Inc. (b)	255	20,058
Autodesk, Inc. (b)	399	92,173
Cirrus Logic, Inc. (b)	4,995	336,913
Cisco Systems, Inc.	15,666	617,084
Citrix Systems, Inc.	120	16,525
Cognizant Technology Solutions Corp. - Class A	36,839	2,557,363
FireEye, Inc. (b)	2,140	26,418
Hewlett Packard Enterprise Co.	140,620	1,317,610
Intel Corp.	17,417	901,852
Jabil, Inc.	5,995	205,389
Jack Henry & Associates, Inc.	670	108,935
Juniper Networks, Inc.	19,385	416,778
Lam Research Corp.	485	160,899
Leidos Holdings, Inc.	1,540	137,291
Manhattan Associates, Inc. (b)	1,467	140,084
Microchip Technology, Inc.	2,405	247,138
Micron Technology, Inc. (b)	2,050	96,268
Microsoft Corp.	756	159,010
Motorola Solutions, Inc.	675	105,847
Oracle Corp.	40,316	2,406,865
Qorvo, Inc. (b)	1,940	250,279
QUALCOMM, Inc.	746	87,789
SYNNEX Corp.	2,115	296,227
Teradyne, Inc.	2,070	164,482
Texas Instruments, Inc.	140	19,991
WEX, Inc. (b)	121	16,815
		11,438,253
Materials - 4.7%
Air Products and Chemicals, Inc. (c)	380	113,187
Corteva, Inc.	49,626	1,429,725
Dow, Inc.	41,259	1,941,236
DuPont de Nemours, Inc.	22,478	1,247,079
Eagle Materials, Inc.	1,930	166,598
Ecolab, Inc.	440	87,930
Graphic Packaging Holding Co.	2,955	41,636
Linde PLC	6,518	1,552,131
Martin Marietta Materials, Inc.	80	18,829
NewMarket Corp.	461	157,810
Newmont Corp.	3,305	209,702
Reliance Steel & Aluminum Co.	700	71,428
Royal Gold, Inc.	190	22,832
Sealed Air Corp.	210	8,150
Sonoco Products Co.	2,473	126,296
Southern Copper Corp.	3,825	173,158
The Scotts Miracle-Gro Co.	178	27,218
Valvoline, Inc.	9,585	182,498
Vulcan Materials Co.	1,313	177,964
		7,755,407
Real Estate - 1.6%
Apple Hospitality REIT, Inc.	550	5,286
AvalonBay Communities, Inc.	301	44,951
Brixmor Property Group, Inc.	7,260	84,870
CBRE Group, Inc. - Class A (b)	490	23,015
Corporate Office Properties Trust	10,582	251,005
CubeSmart	230	7,431
Empire State Realty Trust, Inc. - Class A	5,895	36,077
Healthpeak Properties, Inc.	44,502	1,208,229
Highwoods Properties, Inc.	4,505	151,233
Kimco Realty Corp.	1,445	16,271
Life Storage, Inc.	1,500	157,905
MGM Growth Properties LLC - Class A	17,579	491,861
Ventas, Inc.	2,595	108,886
Weingarten Realty Investors	854	14,484
		2,601,504
Utilities - 4.2%
CenterPoint Energy, Inc.	65,157	1,260,788
Edison International	14,430	733,621
Entergy Corp.	17,170	1,691,760
Exelon Corp.	37,275	1,332,954
IDACORP, Inc.	1,760	140,624
MDU Resources Group, Inc.	10,091	227,048
NextEra Energy, Inc.	1,164	323,080
NRG Energy, Inc.	29,239	898,807
The Southern Co.	2,461	133,435
UGI Corp.	2,120	69,918
Vistra Corp.	10,870	205,008
		7,017,043
Total Common Stocks (Cost $127,746,630)		135,312,239

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%	Par Value
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.952%, due 10/15/36 (1 Month U.S. LIBOR + 1.800%) (d)(e)(f)	$113,916	$112,856
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.600%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(e)	100,000	100,000
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 3.610%, due 09/15/53 (f)	100,000	103,476
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.242%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(e)(f)	110,000	106,866
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/06/34 (e)(f)	120,000	122,233
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.605%, due 08/15/46 (e)(f)	130,000	130,668
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (e)(f)	114,498	117,966
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (e)(f)	299,871	308,247
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (e)(f)	14,416	14,914
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (e)(f)	15,562	16,146
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (e)(f)	237,598	243,855
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (e)(f)	150,146	153,516
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.236%, due 07/15/45 (f)	105,000	107,960
KNDL 2019-KNSQ Mortgage Trust
Series C, 1.202%, due 05/15/36 (1 Month U.S. LIBOR + 1.050%) (d)(e)(f)	100,000	99,063
Manhattan West
Series C, 2.413%, due 09/10/39 (e)(f)	120,000	119,728
Motel 6 Trust 2017-MTL6
Series 2017-MTL6, 1.552%, due 08/15/34 (1 Month U.S. LIBOR + 1.400%) (d)(e)(f)	80,245	78,295
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (f)	126,062	128,735
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (e)(f)	242,134	245,551
Sequoia Mortgage Trust 2018-8
Series 2018-8, 4.000%, due 11/25/48 (e)(f)	256,472	263,994
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (e)(f)	249,953	254,212
UBS-Barclays Commercial Mortgage Trust 2012-C4
Series A-5, 2.850%, due 12/10/45 (f)	17,000	17,623
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (e)(f)	200,000	206,062
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/15/47 (f)	120,000	123,264
Total Non-Agency Mortgage-Backed Obligations (Cost $3,181,262)		3,175,230

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIP - 0.0% (g)
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.832%, due 09/15/53 (f)	459,950	$52,527
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strip (Cost $52,418)		52,527

ASSET-BACKED SECURITIES - 1.6%
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (e)(f)	173,460	$180,087
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (f)	150,000	150,307
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 02/20/34 (f)	38,000	38,267
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (e)(f)	142,144	147,297
Invitation Homes 2018-SFR2 Trust
Series A, 1.052%, due 06/17/37 (1 Month U.S. LIBOR + 0.900%) (d)(e)(f)	104,287	103,803
Series E, 2.152%, due 06/17/37 (1 Month U.S. LIBOR + 2.000%) (d)(e)(f)	150,000	149,728
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (e)(f)	200,000	199,789
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (e)(f)	145,424	148,309
MOSAIC SOLAR LOAN TR 2020-2
Series 2020-2, 1.440%, due 08/20/46 (e)(f)	100,000	99,247
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69 (e)(f)	200,000	200,325
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (f)	100,000	99,973
Series C, 1.120%, due 01/15/26 (f)	150,000	149,914
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (e)(f)	250,000	253,303
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.748%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(e)(f)	138,286	137,647
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (e)(f)	149,968	154,439
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (e)(f)	125,000	128,840
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)(f)	150,000	149,974
Volvo Financial Equipment LLC
Series A-4, 0.600%, due 03/15/28 (e)(f)	100,000	99,916
Total Asset-Backed Securities (Cost $2,590,324)		2,591,165

COLLATERALIZED LOAN OBLIGATIONS - 1.2%
AIMCO 2020-11A A2
1.541%, due 10/15/31 (3 Month U.S. LIBOR + 1.300%) (d)(e)(f)	250,000	250,000
Aimco CLO 11 Ltd.
Series LTD, 0.000%, due 10/15/31 (e)(f)(h)	250,000	250,000
Barings CLO Ltd 2020-I
0.000%, due 10/15/32 (e)(f)	250,000	250,000
Benefit Street Partners CLO XIX Ltd.
Series A, 1.625%, due 01/15/33 (3 Month U.S. LIBOR + 1.350%) (d)(e)(f)	250,000	248,995
CIFC Funding 2020-III Ltd.
Series 2020-3, 0.000%, due 10/20/31(e)(f)(h)	250,000	249,974
Octagon Investment Partners 48 Ltd.
Series A, 0.000%, due 10/20/31 (e)(f)	250,000	250,517
OHA Credit Funding 4 Ltd.
Series A-1, 1.588%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (d)(e)(f)	250,000	250,093
Sound Point CLO XXVII Ltd.
Series 2020-27, 0.000%, due 10/25/31 (e)(f)	250,000	250,000
Total Collateralized Loan Obligations (Cost $1,998,687)		1,999,579

CORPORATE BONDS - 3.4%
Basic Materials - 0.0% (g)
Ecolab, Inc.
4.800%, due 03/24/30 (f)	33,000	$41,921
Communications - 0.2%
Amazon.com, Inc.
1.500%, due 06/03/30 (f)	70,000	71,251
Comcast Corp.
3.000%, due 02/01/24 (f)	108,000	116,329
Discovery Communications LLC
3.950%, due 06/15/25 (f)	34,000	38,342
The Walt Disney Co.
2.200%, due 01/13/28 (f)	38,000	39,992
Verizon Communications, Inc.
3.376%, due 02/15/25 (f)	77,000	85,846
		351,760
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25 (f)	38,000	38,239
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (f)	87,000	98,890
Ross Stores, Inc.
4.600%, due 04/15/25 (f)	62,000	71,087
The TJX Cos., Inc.
3.875%, due 04/15/30 (f)	78,000	92,238
		300,454
Consumer, Non-cyclical - 0.7%
AbbVie, Inc.
3.600%, due 05/14/25 (f)	65,000	71,856
Altria Group, Inc.
3.400%, due 05/06/30 (f)	48,000	52,228
Amgen, Inc.
3.200%, due 11/02/27 (f)	63,000	70,274
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25 (f)	38,000	42,933
AstraZeneca PLC
0.700%, due 04/08/26 (f)	44,000	43,368
BAT International Finance PLC
1.668%, due 03/25/26 (f)	78,000	77,959
Constellation Brands, Inc.
3.700%, due 12/06/26 (f)	48,000	54,874
CVS Health Corp.
3.875%, due 07/20/25 (f)	128,000	144,294
Global Payments, Inc.
2.650%, due 02/15/25 (f)	43,000	45,645
HCA, Inc.
4.125%, due 06/15/29 (f)	54,000	61,020
Johnson & Johnson
0.550%, due 09/01/25 (f)	91,000	91,028
0.950%, due 09/01/27 (f)	100,000	100,029
1.300%, due 09/01/30 (f)	100,000	100,855
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (f)	37,000	42,612
PepsiCo, Inc.
2.625%, due 07/29/29 (f)	44,000	48,578
Royalty Pharma PLC
1.200%, due 09/02/25 (e)(f)	39,000	38,873
1.750%, due 09/02/27 (e)(f)	39,000	38,874
The Coca-Cola Co.
2.125%, due 09/06/29 (f)	75,000	80,018
		1,205,318
Energy - 0.2%
BP Capital Markets PLC
3.535%, due 11/04/24 (f)	58,000	64,027
Enable Midstream Partners LP
4.150%, due 09/15/29 (f)	50,000	45,882
Exxon Mobil Corp.
2.275%, due 08/16/26 (c)(f)	52,000	55,607
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (f)	37,000	38,820
MPLX LP
4.875%, due 12/01/24 (f)	38,000	42,417
Shell International Finance BV
3.400%, due 08/12/23 (f)	34,000	36,762
Total Capital International SA
2.434%, due 01/10/25 (f)	38,000	40,378
		323,893
Financial - 1.3%
American International Group, Inc.
3.900%, due 04/01/26 (f)	77,000	87,431
American Tower Corp.
5.000%, due 02/15/24 (f)	36,000	40,726
Assurant, Inc.
4.200%, due 09/27/23 (f)	37,000	39,661
Bank of America Corp.
4.125%, due 01/22/24 (f)	102,000	112,556
4.000%, due 01/22/25 (f)	39,000	43,434
2.496%, due 02/13/31 (3 Month U.S. LIBOR + 0.990%) (d)(f)	92,000	95,974
Brookfield Finance, Inc.
4.350%, due 04/15/30 (f)	83,000	97,141
Citigroup, Inc.
4.450%, due 09/29/27 (f)	42,000	48,617
Equinix, Inc.
1.800%, due 07/15/27 (f)	69,000	69,704
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (d)(f)	88,000	91,068
3.875%, due 09/10/24 (f)	100,000	110,361
2.522%, due 04/22/31 (SOFR Rate + 2.040%) (d)(f)	185,000	196,959
4.600%, Perpetual (SOFR Rate + 3.125%) (d)(f)	45,000	44,044
Kite Realty Group LP
4.000%, due 10/01/26 (f)	52,000	50,095
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (f)	37,000	40,041
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (d)(f)	122,000	127,771
Realty Income Corp.
3.250%, due 01/15/31 (f)	92,000	101,398
Scentre Group Trust 1
3.625%, due 01/28/26 (e)(f)	87,000	92,729
Simon Property Group LP
3.750%, due 02/01/24 (f)	54,000	58,171
The Bank of Nova Scotia
2.700%, due 08/03/26 (f)	87,000	95,209
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (d)(f)	75,000	77,602
The PNC Financial Services Group, Inc.
3.900%, due 04/29/24 (f)	90,000	99,566
US Bancorp
3.600%, due 09/11/24 (f)	44,000	48,725
Wells Fargo & Co.
3.069%, due 01/24/23 (f)	103,000	106,203
2.406%, due 10/30/25 (3 Month U.S. LIBOR + 0.825%) (d)(f)	118,000	123,277
		2,098,463
Industrial - 0.4%
3M Co.
2.000%, due 02/14/25 (f)	48,000	50,916
Amphenol Corp.
2.800%, due 02/15/30 (f)	51,000	55,888
Carrier Global Corp.
2.493%, due 02/15/27 (e)(f)	103,000	107,504
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (f)	50,000	53,911
FedEx Corp.
3.100%, due 08/05/29 (f)	100,000	110,947
General Electric Co.
3.450%, due 05/01/27 (f)	52,000	54,932
John Deere Capital Corp.
2.600%, due 03/07/24 (f)	89,000	95,063
Raytheon Technologies Corp.
3.200%, due 03/15/24 (e)(f)	48,000	51,551
		580,712
Technology - 0.3%
Broadcom, Inc.
4.150%, due 11/15/30 (f)	124,000	139,135
Lam Research Corp.
1.900%, due 06/15/30 (f)	57,000	59,069
Microsoft Corp.
2.400%, due 08/08/26 (f)	101,000	110,001
Oracle Corp.
2.950%, due 04/01/30 (f)	109,000	121,552
		429,757
Utilities - 0.1%
Alabama Power Co.
1.450%, due 09/15/30 (f)	20,000	20,026
Entergy Corp.
0.900%, due 09/15/25 (f)	20,000	19,943
FirstEnergy Corp.
3.900%, due 07/15/27 (f)	76,000	83,087
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (f)	38,000	41,035
Sierra Pacific Power Co.
2.600%, due 05/01/26 (f)	67,000	73,001
		237,092
Total Corporate Bonds (Cost $5,592,357)		5,569,370

AFFILIATED REGISTERED INVESTMENT COMPANIES - 6.3%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	132,894	1,266,483
Voya High Yield Bond Fund - Class P	199,418	1,539,509
Voya Investment Grade Credit Fund - Class P	214,380	2,533,976
Voya Securitized Credit Fund - Class P	544,765	5,180,719
Total Affiliated Registered Investment Companies (Cost $10,542,188)		10,520,687

SHORT-TERM INVESTMENT - 0.0% (g)
Money Market Fund - 0.0% (g)
First American Government Obligations Fund - Class X, 0.066% (i)	–	–
Total Short-Term Investment (Cost $0)		–

Total Investments at Value - 95.7% (Cost $151,703,866)		159,220,797
Other Assets in Excess of Liabilities - 4.3%		7,215,795
Net Assets - 100.0%		$166,436,592

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $4,057,575.
(d)	Variable rate security. The rate listed is as of September 30, 2020.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of (date), the value of these investments was $7,175,986, or 4.3% of total net assets.

(f)	Level 2 security.
(g)	Represents less than 0.1%.
(h)	Illiquid security. The total value of such securities is $499,974 as of September 30, 2020, representing 0.3% of net assets.
(i)	Rate listed is the 7-day effective yield as of September 30, 2020.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2020 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	2	12/31/2020	$441,922	$199
Total Futures Contracts			$441,922	$199

The average monthly notional amount of futures contracts during the nine months ended September 30, 2020 was $98,201.

				Value/ Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
5-Year U.S. Treasury Note Future	13	12/31/2020	$1,638,406	$(1,158)
10-Year U.S. Treasury Note Future	16	12/21/2020	2,232,500	(3,200)
U.S. Treasury Long Bond Future	2	12/21/2020	352,563	715
Ultra 10-Year U.S. Treasury Bond Future	16	12/21/2020	2,558,750	2,228
Ultra Long-Term U.S. Treasury Bond Future	4	12/21/2020	887,250	13,804
Total Futures Contracts Sold Short			$7,669,469	$12,389

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2020 was $1,577,465.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2020 (Unaudited)

		Pay/Receive
		Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional		Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Value	Depreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(3 MO LIBOR + 0.140%)	09/30/2021	Quarterly	18,591	$29,601,074	$(598,649)	$(598,649)
Total Total Return Swaps								$(598,649)	$(598,649)

The average monthly notional amount of total return swaps during the nine months ended September 30, 2020 was $6,660,841.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2020:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$135,312,239	$-	$-	$135,312,239
Non-Agency Mortgage-Backed Obligations	100,000	3,075,230	-	3,175,230
Non-Agency Mortgage-Backed Obligations
Interest-Only Strip	-	52,527	-	52,527
Asset-Backed Securities	-	2,591,165	-	2,591,165
Collateralized Loan Obligations	-	1,999,579	-	1,999,579
Corporate Bonds	-	5,569,370	-	5,569,370
Affiliated Registered Investment Companies	10,520,687	-	-	10,520,687
Money Market Fund	-	-	-	-
Total	$145,932,926	$13,287,871	$-	$159,220,797

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$16,946	$-	$-	$16,946
Total Assets	$16,946	$-	$-	$16,946

Liabilities
Unrealized depreciation on futures contracts	$(4,358)	$-	$-	$(4,358)
Unrealized depreciation on swap contracts	(598,649)	-	-	(598,649)
Total Liabilities	$(603,007)	$-	$-	$(603,007)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio’s Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2020.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the nine months ended September 30, 2020, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the nine months ended
September 30, 2020 and the value of such investments as of September 30, 2020 were as follows:

Counterparty	Value as of December 31, 2019	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2020	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$-	$1,302,357	$-	$-	$(35,874)	$1,266,483	$7,918
Voya High Yield Bond Fund - Class P	-	1,553,495	-	-	(13,986)	1,539,509	11,535
Voya Investment Grade Credit Fund - Class P	-	2,553,259	-	-	(19,283)	2,533,976	9,355
Voya Securitized Credit Fund - Class P	-	5,133,076	-	-	47,643	5,180,719	28,029
	$-	$10,542,187	$-	$-	$(21,500)	$10,520,687	$56,837